BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Basis of Consolidation
a.	Basis of Consolidation:

The interim condensed consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Unaudited Interim Financial Information
b.	Unaudited Interim Financial Information:

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013. For further information, reference is made to the consolidated financial statements and footnotes thereto included in the Annual Report on Form 20-F of the Company for the year ended December 31, 2012.

The balance sheet as of December 31, 2012 has been derived from the audited consolidated financial statements as of that date.

The significant accounting policies applied in the annual consolidated financial statements of the Company as of December 31, 2012, contained in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on March 11, 2013, have been applied consistently in these unaudited interim condensed consolidated financial statements.

Use of estimates
c.	Use of Estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.